Revenue - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contract Balance
Software license contracts term (in years)	1 year
Deferred income recognized as revenue	$ 470	$ 410
Operating lease revenue	$ 582	$ 586